Related Party Disclosures	12 Months Ended
Dec. 31, 2025
Related Party Disclosures
Related Party Disclosures

Note 18 - Related Party Disclosures

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. Key management personnel include the Board of Directors and the executive management team.

Compensation for key management personnel of the Company was as follows:

	2025	2024
Short-term benefits(1)	$4.5	$3.8
Share-based payments(2)	16.9	7.3
	$21.4	$11.1
1.	Includes salary, benefits and short-term accrued incentives/other bonuses earned in the year.
2.	Represents the expense of stock options and RSUs and mark-to-market gains or losses on DSUs during the year.